SEGMENT INFORMATION - Reconciliation of Reportable Segments to Consolidated Balances (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 15, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Jun. 20, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Operating Income (Loss) from Continuing Operations Before Income Taxes [Abstract]
Operating income for reportable segments		$ 134,864	$ 142,779			$ 639,880	$ 242,442	$ 459,666
Items excluded from operating income:
Interest expense		(379,064)	(446,242)	$ (419,456)	$ (157,192)	(1,232,730)	(1,015,866)	(1,456,541)
Interest income		961	404			1,373	12,787	13,811
Gain on investments, net		(18,900)	24,833			169,888	83,467	141,896
Loss on equity derivative contracts, net		(16,763)	773			(154,270)	(26,572)	(53,696)
Loss on interest rate swap contracts		1,051	(15,861)			12,539	24,380	(72,961)
Loss on extinguishment of debt and write-off of deferred financing costs (including $513,723 related to affiliates and related parties for the nine months ended September 30, 2017) (See Note 14)	$ (18,976)	(38,858)	0			(600,240)	(19,948)	(127,649)
Other income, net		(65)	2,531			832	2,548	4,329
Loss before income taxes		$ (316,774)	$ (290,783)			$ (1,162,728)	$ (696,762)	$ (1,091,145)